Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	SAI.TECH GLOBAL CORPORATION
Document Type	POS AM
Amendment Flag	true
Amendment Description	SAI.TECH Global Corporation is filing this Post-Effective Amendment No. 2 to its registration statement on Form F-1 on Form F-3 (File No. 333-265333) as an exhibits-only filing. Accordingly, this amendment consists only of the cover page, this explanatory note, Item 9 of Part II of the Registration Statement, the signature page to the Registration Statement and the filed exhibit. The remainder of the Registration Statement is unchanged and has therefore been omitted.
Entity Central Index Key	0001847075
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9